Investments and Derivative Instruments (Security Unrealized Loss Aging) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	$ 6,743		$ 1,986
Less Than 12 Months, Fair Value	6,532		1,892
12 Months or More, Amortized Cost	3,806		5,588
12 Months or More, Fair Value	3,440		4,851
12 Months or More, Unrealized Losses	(365)		(729)
Amortized Cost	10,549		7,574
Fair Value	9,972		6,743
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(211)		(94)
Unrealized Losses	(576)		(823)
ABS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	288		77
Less Than 12 Months, Fair Value	286		76
12 Months or More, Amortized Cost	418		787
12 Months or More, Fair Value	364		616
12 Months or More, Unrealized Losses	(54)		(171)
Amortized Cost	706		864
Fair Value	650		692
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(2)		(1)
Unrealized Losses	(56)		(172)
Collateralized Debt Obligations [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	64	[1]	5
Less Than 12 Months, Fair Value	63		5
12 Months or More, Amortized Cost	1,185	[1]	1,640
12 Months or More, Fair Value	1,144	[1]	1,515
12 Months or More, Unrealized Losses	(40)	[1]	(117)
Amortized Cost	1,249	[1]	1,645
Fair Value	1,207	[1]	1,520
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(1)		0
Unrealized Losses	(41)	[1]	(117)
CMBS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	437		192
Less Than 12 Months, Fair Value	423		179
12 Months or More, Amortized Cost	392		795
12 Months or More, Fair Value	372		701
12 Months or More, Unrealized Losses	(20)		(94)
Amortized Cost	829		987
Fair Value	795		880
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(14)		(13)
Unrealized Losses	(34)		(107)
Corporate [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	2,449		614	[1]
Less Than 12 Months, Fair Value	2,360	[1]	578	[1]
12 Months or More, Amortized Cost	799		1,339	[1]
12 Months or More, Fair Value	696		1,154	[1]
12 Months or More, Unrealized Losses	(103)		(185)	[1]
Amortized Cost	3,248		1,953	[1]
Fair Value	3,056		1,732	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(89)		(36)	[1]
Unrealized Losses	(192)		(221)	[1]
Foreign Government Debt Securities [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	542		318
Less Than 12 Months, Fair Value	501		290
12 Months or More, Amortized Cost	303		7
12 Months or More, Fair Value	227		6
12 Months or More, Unrealized Losses	(76)		(1)
Amortized Cost	845		325
Fair Value	728		296
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(41)		(28)
Unrealized Losses	(117)		(29)
Municipal [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	508		65
Less Than 12 Months, Fair Value	475		62
12 Months or More, Amortized Cost	99		98
12 Months or More, Fair Value	83		87
12 Months or More, Unrealized Losses	(16)		(11)
Amortized Cost	607		163
Fair Value	558		149
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(33)		(3)
Unrealized Losses	(49)		(14)
RMBS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	922		322
Less Than 12 Months, Fair Value	909		321
12 Months or More, Amortized Cost	475		750
12 Months or More, Fair Value	440		636
12 Months or More, Unrealized Losses	(35)		(114)
Amortized Cost	1,397		1,072
Fair Value	1,349		957
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(13)		(1)
Unrealized Losses	(48)		(115)
U.S. Treasuries [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	1,456		384
Less Than 12 Months, Fair Value	1,442		372
12 Months or More, Amortized Cost	0		0
12 Months or More, Fair Value	0		0
12 Months or More, Unrealized Losses	0
Amortized Cost	1,456		384
Fair Value	1,442		372
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(14)		(12)
Unrealized Losses	(14)		(12)
Fixed maturities, AFS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	6,666		1,977
Less Than 12 Months, Fair Value	6,459		1,883
12 Months or More, Amortized Cost	3,671		5,416
12 Months or More, Fair Value	3,326		4,715
12 Months or More, Unrealized Losses	(344)		(693)
Amortized Cost	10,337		7,393
Fair Value	9,785		6,598
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(207)		(94)
Unrealized Losses	(551)		(787)
Equity Securities [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	77		9
Less Than 12 Months, Fair Value	73		9
12 Months or More, Amortized Cost	135		172
12 Months or More, Fair Value	114		136
12 Months or More, Unrealized Losses	(21)		(36)
Amortized Cost	212		181
Fair Value	187		145
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(4)		0
Unrealized Losses	$ (25)		$ (36)

[1]	Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).